Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Newgenivf Group Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, the related consolidated statements of operations and comprehensive income, shareholders’ equity, and cash flows for the year ended December 31, 2024, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.